Commitments and contingencies (Details) ¥ in Thousands			1 Months Ended				12 Months Ended
	Jan. 10, 2019 USD ($)	Jan. 10, 2019 CNY (¥)	Jul. 31, 2019 USD ($)	Jul. 31, 2019 CNY (¥)	Oct. 31, 2018 USD ($)	Oct. 31, 2018 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)
Products Sales
Loss Contingencies [Line Items]
Overall decrease in revenues							$ 128,000,000.0	$ 300,200,000
Decrease in revenues (Percentage)								57.30%
Services
Loss Contingencies [Line Items]
Overall decrease in revenues							2,700,000	$ 4,800,000
Decrease in revenues (Percentage)								43.40%
Capital commitment
Loss Contingencies [Line Items]
Purchase commitments							0	$ 0
Purchase commitments
Loss Contingencies [Line Items]
Purchase commitments							0	$ 0
COVID-19
Loss Contingencies [Line Items]
Overall decrease in revenues							$ 24,500,000
Pending Litigation | Joint Venture Partners
Loss Contingencies [Line Items]
Amount of litigation claim on damages against other party					$ 1,050,000.00	¥ 7,190
Amount of litigation counterclaim on damages by other party	$ 470,000	¥ 3,250
Judicial Ruling | Joint Venture Partners
Loss Contingencies [Line Items]
Amount of damages awarded			$ 470,000	¥ 3,250
Provision made for loss contingency									$ 470,000	¥ 3,250